Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 2,182	$ 1,678
Research and development costs capitalized for tax purposes	161	423
Payroll and related payables	1	7
Lease liability		9
Total deferred tax assets	2,344	2,117
Right of use asset- deferred tax liability		(19)
Total deferred tax assets, net	2,344	2,098
Valuation allowance for deferred tax assets	(2,344)	(2,098)	$ (1,454)
Deferred tax assets, net of valuation allowance